Other Operating Income - Summary of Other Operating Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income [Line Items]
Other operating income (expense)	$ 6,315	$ 7,514	$ 717
Government Grant and Credit Scheme Subsidies [Member]
Other Operating Income [Line Items]
Other operating income (expense)	4,721	6,311	543
Rent Concessions [Member]
Other Operating Income [Line Items]
Other operating income (expense)	0	521	0
Interest Income from an Associate [Member]
Other Operating Income [Line Items]
Other operating income (expense)	0	55	0
Others [Member]
Other Operating Income [Line Items]
Other operating income (expense)	$ 1,594	$ 627	$ 174